Restatement of Previously Issued Financial Statements	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Cerberus Telecom Acquisition Corp [Member]
Restatement of Previously Issued Financial Statements
NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
In May 2021, the Company concluded that, because of a misapplication of the accounting guidance related to its Public and Private Placement Warrants, the Company’s previously issued financial statements for the period ended December 31, 2020, as well as the audited balance sheet and unaudited pro forma balance sheet as of October 26, 2020 (collectively, the “Affected Periods”), should no longer be relied upon. As such, the Company is restating its financial statements for the Affected Periods included in this Annual Report.
On April 12, 2021, the staff of the Securities and Exchange Commission (the “SEC Staff”) issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Staff Statement”). In the SEC Staff Statement, the SEC Staff expressed its view that certain terms and conditions common to SPAC warrants may require such warrants to be classified as liabilities on a SPAC’s balance sheet as opposed to equity. Since issuance on October 26, 2020 and, subsequently, on November 10, 2020, our outstanding public and private placement warrants (the

“Warrants”) to purchase common stock were accounted for as equity within the Company’s previously reported balance sheets. After discussion and evaluation, management concluded that the warrants should be presented as liabilities with subsequent fair value remeasurement.
Historically, the Warrants were reflected as a component of equity as opposed to liabilities on the balance sheets and the statements of operations did not include the subsequent non-cash
changes in estimated fair value of the Warrants, based on our application of FASB ASC Topic
815-40,
Derivatives and Hedging, Contracts in Entity’s Own Equity (“ASC
815-40”).
The views expressed in the SEC Staff Statement were not consistent with the Company’s historical interpretation of the specific provisions within its warrant agreement and the Company’s application of ASC
815-40
to the warrant agreement. We reassessed our accounting for Warrants in light of the SEC Staff’s Statement. Based on this reassessment, we determined that the Warrants should be classified as liabilities measured at fair value upon issuance, with subsequent changes in fair value reported in our Statement of Operations each reporting period. Additionally, offering costs attributable to warrants, based on their fair value as a percentage of proceeds, are no longer included as an offset to equity but expensed as incurred.
Therefore, the Company, in consultation with its Audit Committee, concluded that its previously issued Financial Statements for the Affected Periods should be restated because of a misapplication in the guidance around accounting for the Warrants and should no longer be relied upon.
Impact of the Restatement
The following summarizes the effect of the Restatement on each financial statement line item for each period presented herein. The restatement had no impact on net cash flows from operating, investing or financing activities.

	As Filed	Restatement Adjustment	As Restated
Balance Sheet as of October 26, 2020
Warrant liability	—	7,912,000	7,912,000
Ordinary shares subject to possible redemption	238,575,390	(7,912,000)	230,663,390
Class A ordinary shares	194	79	273
Additional paid-in capital	5,049,620	444,588	5,494,208
Accumulated deficit	(50,529)	(444,667)	(495,196)
Pro Forma Balance Sheet as of October 26, 2020 (unaudited)
Warrant Liability	—	9,713,800	9,713,800
Ordinary shares subject to possible redemption	247,423,470	(9,713,800)	237,709,670
Class A ordinary shares	200	97	297
Additional paid-in capital	5,049,620	1,908,173	6,957,793
Accumulated deficit	(50,529)	(1,908,270)	(1,958,799)
Balance Sheet as of December 31, 2020
Warrant Liability	—	12,030,850	12,030,850
Ordinary shares subject to possible redemption	246,805,330	(12,030,850)	234,774,480
Class A ordinary shares	206	120	326
Additional paid-in capital	5,667,824	4,225,201	9,893,025
Accumulated deficit	(668,674)	(4,225,321)	(4,893,995)

	As Filed	Restatement Adjustment	As Restated
Period from September 8, 2020 (inception) to December 31, 2020
Income (Loss) from change in FV of warrants	—	(3,779,050)	(3,779,050)
Offering costs attributable to warrants	—	(446,271)	(446,271)
Net loss	(668,674)	(4,225,321)	(4,893,995)
Basic and diluted net loss per ordinary share, Class B ordinary shares	(0.11)	(0.66)	(0.77)
Cash Flow Statement for the period from September 8, 2020 (inception) to December 31, 2020
Net Loss	(668,674)	(4,225,321)	(4,893,995)
Offering costs attributable to warrants	—	446,271	446,271
Change in fair value of warrant liability	—	3,779,050	3,779,050
Initial classification of warrant liability	—	7,912,000	7,912,000
Initial value of Class A ordinary shares subject to possible redemption	238,575,390	(7,912,000)	230,663,390
Change in value of Class A ordinary shares to possible redemption	8,229,940	(4,118,850)	4,111,090
There is no change to total stockholders’ equity at any reported balance sheet date.

Note 9 — Restatement of Previously Issued Financial Statements
In May 2021, the Company concluded that, because of a misapplication of the accounting guidance related to its Public and Private Placement Warrants, the Company’s previously issued financial statements for the period ended December 31, 2020, as well as the audited balance sheet and unaudited pro forma balance sheet as of October 26, 2020 (collectively, the “Affected Periods”), should no longer be relied upon. As such, the Company has restated its financial statements for the Affected Periods included in this Annual Report.
On April 12, 2021, the staff of the Securities and Exchange Commission (the “SEC Staff”) issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Staff Statement”). In the SEC Staff Statement, the SEC Staff expressed its view that certain terms and conditions common to SPAC warrants may require such warrants to be classified as liabilities on a SPAC’s balance sheet as opposed to equity. Since issuance on October 26, 2020 and, subsequently, on November 10, 2020, our outstanding public and private placement warrants (the
“Warrants”) to purchase common stock were accounted for as equity within the Company’s previously reported balance sheets. After discussion and evaluation, management concluded that the warrants should be presented as liabilities with subsequent fair value remeasurement.
Historically, the Warrants were reflected as a component of equity as opposed to liabilities on the balance sheets and the statements of operations did not include the subsequent non-cash changes in estimated fair value of the Warrants, based on our application of FASB ASC Topic 815-40, Derivatives and Hedging, Contracts in Entity’s Own Equity (“ASC
815-40”).
The views expressed in the SEC Staff Statement were not consistent with the Company’s historical interpretation of the specific provisions within its warrant agreement and the Company’s application of ASC
815-40
to the warrant agreement. We reassessed our accounting for Warrants in light of the SEC Staff’s Statement. Based on this reassessment, we determined that the Warrants should be classified as liabilities measured at fair value upon issuance, with subsequent changes in fair value reported in our Statement of Operations each reporting period. Additionally, offering costs attributable to warrants, based on their fair value as a percentage of proceeds, are no longer included as an offset to equity but expensed as incurred.
Therefore, the Company, in consultation with its Audit Committee, concluded that its previously issued Financial Statements for the Affected Periods should be restated because of a misapplication in the guidance around accounting for the Warrants and should no longer be relied upon.
Impact of the Restatement
The following summarizes the effect of the Restatement on each financial statement line item for each period presented herein

	As filed	Restatement Adjustment	As Restated
Balance Sheet as of December 31, 2020
Warrant Liability	—	12,030,850	12,030,850
Ordinary shares subject to possible redemption	246,805,330	12,030,850	234,774,480
Class A ordinary shares	206	120	326
Additional paid-in capital	5,667,824	4,225,201	9,893,025
Accumulated deficit	(668,674)	(4,225,321)	(4,893,995)